Franchise and Income Tax Withdrawal	12 Months Ended
Dec. 31, 2023
Other Industries [Abstract]
Franchise and Income Tax Withdrawal

Note 12 — Franchise and Income Tax Withdrawal

Since the completion of its IPO on September 7, 2021, and through December 31, 2023, the Company withdrew $2,703,102 from the Trust Account to pay liabilities related to the income and Delaware franchise taxes. Through December 31, 2023, the Company remitted $1,653,743 to the respective tax authorities, which resulted in remaining excess funds withdrawn from the Trust Account but not remitted to the government authorities of $1,049,359. Additionally, the Withdrawn Trust Funds were held in the Company’s operating account that also holds funds deposited by the Sponsor to be used for general operating expenses. As a result, the Company mistakenly used $1,415,512 of the Withdrawn Trust Funds for payment of general operating expenses as of December 31, 2023. The disclosure of this inadvertent mistake was omitted from the Company’s quarterly reports on Form 10-Q for the quarters ended June 30, 2023 and September 30, 2023. The amounts deemed to have been used for operating expenses were $4,448 as of June 30, 2023, and $1,411,063 as of September 30, 2023. Management has determined that this use of the Withdrawn Trust Funds was not in accordance with the Trust Agreement. On March 21, 2024, the Sponsor deposited, and the Company paid to the Trust Account a total of $1,049,359, which made the Withdrawn Trust Funds whole. The transfer from the Sponsor replenished the Company’s operating account for the Withdrawn Trust Funds inadvertently used for operating expenses.

On July 20, 2023, the Company effected the transfer of $480,000 from its operating account to the Sponsor and on August 7, 2023, the Company effected the transfer of an additional $411,000 from the its operating account to the Sponsor. The Board learned on or about November 14, 2023, that the Company had transferred funds from its operating account to the Sponsor. The Board was informed that the money was being used by the Sponsor to pay Company expenses. The Board directed the Company to have the Sponsor return all such funds to the Company. The Sponsor transferred $891,000 to the Company between October 10, 2023 and November 2, 2023.

INSIGHT ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Note 12 — Franchise and Income Tax Withdrawal (cont.)

During the period in which the over withdrawals occurred, the Company held its annual meeting on September 6, 2023 where the stockholders voted to approve a proposal to amend the Company’s amended and restated certificate of incorporation to extend the Combination Period, from September 7, 2023 to June 7, 2024 (as noted in note 1). In connection with the stockholder’s vote at the annual meeting, there was a share redemption in exchange for a redemption payment paid to the redeeming shareholders. Upon calculation of the over withdrawals, the Company determined that $628,758 of the over withdrawn amount is due to those redeemed shareholders and has accounted for this on the balance sheet as due to shareholders. Additionally, of the total $1,049,359 repaid above for the over withdrawal amount, $994,950 should have been recorded as of September 30, 2023, at the time of the annual meeting. See Note 2 for details of the three and nine month period ended September 30, 2023 restatement.